Document And Entity Information	12 Months Ended
Oct. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Caravelle International Group
Trading Symbol	HTCO
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	52,774,579
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (“Amendment”) to Annual Report on Form 20-F for the year ended October 31, 2024 (the “Original Form 20-F”) of Caravelle International Group (the “Company”), as originally filed with the Securities and Exchange Commission on September 9. 2024 (the “Original Filing Date”), is being filed solely to amend Exhibits 12.1 and 12.2 filed with the Original Form 20-F.The Exhibits 12.1 and 12.2 filed herewith supersede Exhibits 12.1 and 12.2 filed with the Original Form 20-F. Except for the revised Exhibits, this Amendment does not reflect any events that may have occurred subsequent to the Original Filing Date and does not modify or update any disclosures made in the Original Form 20-F, except that the Company updated its trading symbol on the cover page of this Amendment, which was changed from “CACO” to “HTCO” effective September 30, 2024. The Company is not including certifications pursuant to Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C.1350) as no financial statements are being filed with this Amendment.
Entity Central Index Key	0001928948
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41573
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#05-47 Paya Lebar Square
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	409051
Title of 12(b) Security	Ordinary shares, $0.0001 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	No
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Auditor Firm ID	1171
Business Contact
Document Information Line Items
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#05-47 Paya Lebar Square
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	409051
Contact Personnel Name	Hanxi Chang
City Area Code	(65)
Local Phone Number	8304 8372
Contact Personnel Email Address	hanxi.chang@htcoglobal.com